NOTE 12 - EQUITY: Cash dividends (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Nov. 30, 2016	Jun. 30, 2018
Details
Dividends paid	$ 2,568,700	$ 90,699	$ 0